WARRANTS	12 Months Ended
Dec. 31, 2014
Warrants and Rights Note Disclosure [Abstract]
WARRANTS
WARRANTS

Trio Merger Corp. Warrants

The Corporation sold warrants ("Trio Merger Corp. Warrants") for the purchase of an aggregate of 14,000,000 shares of the Corporation's common stock at the exercise price of $7.50 in the following transactions:

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In a private sale in February 2011, the Corporation sold 6,500,000 units, with each unit consisting of one share of common stock and one warrant, to the holders of the Corporation's common stock prior to its initial public offering ("Private Warrants").

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In a private sale in February 2011, the Corporation sold 600,000 warrants to EarlyBirdCapital, Inc., the representative of the underwriters for the Corporation’s initial public offering, and its designees ("Private Warrants").

•	In its initial public offering in June 2011, the Corporation closed the sale of 6,000,000 units, with each unit consisting of one share of common stock and one warrant ("Public Warrants").

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Pursuant to an over-allotment option granted to the underwriters, the Corporation sold an additional 900,000 units in June 2011, with each unit consisting of one share of common stock and one warrant ("Public Warrants").

The units, consisting of one share of common stock and one warrant, were mandatorily separated into their component parts effective March 26, 2012. The Corporation then could call the Public Warrants for redemption at $0.01 per warrant if the last sale price of the Corporation's common stock equals or exceeds $12.50 per share, for any 20 trading days within a 30 consecutive trading day period. If the Warrants are called for redemption, the Corporation will have the option to require any holder that wishes to exercise its warrant to do so on a “cashless basis".  The terms of the Private Warrants and Convertible Debt Warrants are identical to the Public Warrants, except that such warrants are exercisable for cash or on a “cashless basis,” at the holder’s option, and are not redeemable by the Corporation, in each case so long as the warrants are still held by the initial purchasers or their affiliates.

Concurrent with the Closing of the Merger in June 2013, the Corporation, with the written consent of the majority of the holders of the then outstanding warrants, entered into an amendment to the warrant agreement with Continental Stock Transfer & Trust Company, as warrant agent for all Trio Merger Corp. and Convertible Debt Warrants, to (i) increase the exercise price of the warrants from $7.50 to $12.00 per share of the Corporation’s common stock and (ii) increase the redemption price of the warrants from $12.50 to $15.00 per share of the Corporation’s common stock.

On January 7, 2014, the Corporation commenced an offer to exchange the Trio Merger Corp. warrants for its common stock as discussed under Warrant Exchange below. After completion of the Warrant Exchange, 581,807 of the original Trio Merger Corp. Public Warrants remain outstanding and expire on June 24, 2016. As of December 31, 2014 and 2013, a total of 581,807 and 14,000,000 warrants, respectively, were outstanding.

Convertible Debt Warrants

As discussed in Note 6, the convertible promissory notes totaling $500 were amended as of October 10, 2013 to extend the maturity date to December 31, 2013 and to allow the principal balance of the notes to be converted, at the holder’s option, to an aggregate of 1,000,000 warrants. Each Convertible Debt Warrant was exercisable for one share of the Corporation's common stock either at a cash exercise price of $12.00 or on a cashless basis as defined in the warrant, at the holder’s option. On January 8, 2014, Messrs. Rosenfeld and Sgro elected to convert the full principal balance of the notes into warrants to purchase an aggregate of 1,000,000 shares of the Corporation's common stock, and tendered such warrants in a cashless transaction for an aggregate of 100,000 shares of the Corporation's common stock as part of the the Warrant Exchange discussed below. This transaction resulted in no gain or loss as the conversion feature was in the original convertible promissory notes agreements.

Warrant Exchange

On January 7, 2014, the Corporation commenced an offer to exchange all outstanding Trio Merger Corp. and Convertible Debt warrants for shares of its common stock in a cashless transaction (“Warrant Exchange”). Each warrant holder had the opportunity to receive one share of the Corporation’s common stock in exchange for every ten outstanding warrants tendered by the holder and exchanged pursuant to the Warrant Exchange. In lieu of issuing fractional shares of common stock, the Corporation paid cash to each holder of warrants who would otherwise have been entitled to receive fractional shares, after aggregating all such fractional shares of such holder, in an amount equal to such fractional part of a share multiplied by the last sale price of a share of the Corporation’s common stock on the Nasdaq Global Market on February 7, 2014.

The Warrant Exchange offer period expired on February 7, 2014 and a total of 14,418,193 warrants of the 15,000,000 warrants outstanding were tendered and accepted for exchange. On February 14, 2014, the Corporation issued 1,441,813 shares of common stock and paid $52 cash in lieu of fractional shares in exchange for such tendered warrants.

Former SAE Warrants

Two classes of liability warrants were issued in 2012 convertible into an aggregate of 2% of Former SAE’s common stock deemed outstanding at the time of the exercise, including any securities or contracts of a dilutive nature, whether or not exercisable at the time of the determination. The fair value of the warrants issued was based on a third party valuation which used an income and market approach weighted for a merger or sale. The warrants have an exercise price of $0.01 a share.

The lenders pursuant to the senior credit facility hold warrants totaling 1% of Former SAE’s common stock deemed outstanding that have a cash settlement provision or “put option” that allows the warrant holders to ask for the fair value in cash once the debt is repaid. These warrants are exercisable at any time by the holders. The remaining warrant is for 1% of SAE common stock deemed outstanding and does not have a cash settlement provision. This warrant is exercisable at any time at the option of the holder or at the option of Former SAE, and is not automatically exercised in connection with a reorganization, merger, sale or similar transaction.

The Former SAE warrants remain outstanding as a contractual obligation to receive their allocable portion of the Merger consideration. This allocable portion of Merger consideration was determined upon consummation of the Merger and the allocable portion of shares included in the Merger consideration, into which the warrants are convertible are being held in escrow as of December 31, 2014 as discussed in Note 3.